SHARE-BASED COMPENSATION - Information for Share Options (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2019 $ / shares	May 31, 2019 ₱ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options			$ 1,061	$ 2,700	$ 5,018
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options			397	44	1,195
Intrinsic value of share options exercised			$ 747	$ 920	$ 37,239
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares			$ 1.21	$ 2.59	$ 3.09
Proceeds from the exercise of share options			$ 664	$ 2,798	$ 3,823
Intrinsic value of share options exercised			$ 129	$ 1,201	$ 3,744
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | (per share)	$ 0.08	₱ 4.23	$ 0	$ 0	$ 0.07